Taxation (Income Tax, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 05, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax and tax rate [Line Items]
Statutory income tax rate			25.00%	25.00%	25.00%
Reversal of income tax			$ 40,086	$ 23,344	$ 26,969
Special cash dividend amount	$ 500,000
Additional withholding income taxes		$ 47,000
Deferred tax liabilities related to withholding tax			79,824	30,992
Total amount of undistributed profits			254,600
Unrecognized tax liabilities			$ 12,700
Changyou.com Limited [Member]
Income tax and tax rate [Line Items]
Special cash dividend amount	$ 500,000
Additional withholding income taxes				47,000
Deferred tax liabilities related to withholding tax				$ 79,800
Recognized tax payable						$ 14,600
Reclassified to other long-term liabilities					$ 14,600
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Income tax and tax rate [Line Items]
Special cash dividend per share	$ 4.70
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Income tax and tax rate [Line Items]
Special cash dividend per share	4.70
Changyou.com Limited [Member] | ADS [Member]
Income tax and tax rate [Line Items]
Special cash dividend per share	$ 9.40
Inland Revenue, Hong Kong [Member] | Hong Kong [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate			16.50%	16.50%	16.50%
State Administration of Taxation, China [Member]
Income tax and tax rate [Line Items]
Withholding tax rate			10.00%
Preferential withholding tax rate on dividends under China-HK Tax Agreement			5.00%
State Administration of Taxation, China [Member] | High and new technology enterprises [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate			25.00%
Preferential income tax rate			15.00%
Preferential income tax rate period after income tax exemption			3 years
State Administration of Taxation, China [Member] | Software enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate			12.50%
Income tax exemption period beginning with first profitable year			2 years
Tax rate reduction rate			50.00%
State Administration of Taxation, China [Member] | Software enterprises [Member] | Baina (Wuhan) Information Technology Co., Ltd. ("Wuhan Baina Information") [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate			12.50%
State Administration of Taxation, China [Member] | Software enterprises [Member] | Chuangxiang [Member]
Income tax and tax rate [Line Items]
Reversal of income tax			$ 18,400
State Administration of Taxation, China [Member] | Key national software enterprise [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate			10.00%
State Administration of Taxation, China [Member] | Key national software enterprise [Member] | AmazGame [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate				10.00%
Reversal of income tax			$ 6,500